INTANGIBLE ASSETS (Tables)	6 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS [Abstract]
Intangible Assets

Intellectual property rights US$
December 31, 2024
Carrying amount at July 1, 2024	-
Acquisition of Blacksand intellectual property rights (1)	14,270,495
Amortisation	(122,039)
Carrying amount at December 31, 2024	14,148,456
- at cost	14,270,495
- accumulated amortisation	(122,039)

June 30, 2024
Carrying value at July 1, 2023	-
Carrying amount at June 30, 2024	-
- at cost	-
- accumulated amortisation	-

Notes:
(1)	During the period, the Group exercised its exclusive option to purchase intellectual property rights of Blacksand Technology, LLC (“Blacksand”). The Group now holds the exclusive commercial licensing rights for more than 40 global patents through a license agreement with the University of Utah including the global patents for patented technologies that can produce low-cost and low-carbon titanium metal. As consideration for the option, IperionX has made or will make payments totalling US$14,270,495 (of which US$5,500,000 was paid in prior periods, US$6,500,000 was paid during the half year ended 31 December 2024, and US$2,270,495 was payable at 31 December 2024).